FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of fixed assets, net
	Computers and Servers	Office furniture and equipment	Leasehold improvements	Total
	USD thousands
Cost

Balance as of January 1, 2023	38,631	814	1,106	40,551

Exchange rate differences	(7)	(13)	(23)	(43)
Additions *	3,783	63	779	4,625

Disposals	(482)	(114)	(94)	(690)

Balance as of December 31, 2023	41,925	750	1,768	44,443

Exchange rate differences	(10)	(7)	-	(17)
Additions *	6,113	54	306	6,473
Disposals	(1,009)	(102)	(459)	(1,570)

Balance as of December 31, 2024	47,019	695	1,615	49,329

Accumulated Depreciation

Balance as of January 1, 2023	9,822	343	512	10,677

Exchange rate differences	(9)	(8)	(1)	(18)
Disposals	(482)	(111)	(93)	(686)
Additions	12,314	210	545	13,069

Balance as of December 31, 2023	21,645	434	963	23,042

Exchange rate differences	(3)	(7)	(1)	(11)
Disposals	(1,009)	(102)	(459)	(1,570)
Additions	11,815	117	209	12,141

Balance as of December 31, 2024	32,448	442	712	33,602

Carrying amounts

As of December 31, 2024	14,571	253	903	15,727
As of December 31, 2023	20,280	316	805	21,401

* As of December 31, 2024, USD 739 thousand additions have not been paid (2023: USD 2,030 thousand).